SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION UNDER OPERATING LEASE (Details)	Sep. 30, 2021	Dec. 31, 2020
Leases
Weighted average discount rate	8.00%	8.00%
Weighted average remaining lease term (years)	2 years 3 months 14 days	3 years 14 days